Schedule of Investments (unaudited)	iShares® Exponential Technologies ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.6%
Cochlear Ltd.	115,641	$19,342,354
Megaport Ltd.(a)	1,799,871	24,358,205
Sonic Healthcare Ltd.	749,746	22,750,646
		66,451,205
Belgium — 0.9%
Proximus SADP	817,073	15,386,757
UCB SA	170,269	20,351,512
		35,738,269
Brazil — 0.3%
TIM SA	6,400,377	12,724,092

China — 4.0%
Alibaba Group Holding Ltd.(a)	536,800	11,038,035
Baidu Inc., ADR(a)	121,652	19,736,820
Genscript Biotech Corp.(a)	11,640,000	51,505,578
Innovent Biologics Inc.(a)(b)	2,503,000	22,402,728
NetEase Inc.	990,300	19,209,531
Tencent Holdings Ltd.	239,300	14,556,569
Wuxi Biologics Cayman Inc., New(a)(b)	1,772,000	26,840,399
		165,289,660
Denmark — 2.5%
Genmab A/S(a)	48,770	21,909,994
H Lundbeck A/S	568,954	15,845,031
Novo Nordisk A/S, Class B	262,627	28,798,326
Orsted A/S(b)	107,208	15,142,323
Vestas Wind Systems A/S	455,964	19,711,147
		101,406,821
Finland — 0.6%
Nokia OYJ(a)	4,332,984	24,869,182

France — 2.5%
Bouygues SA	430,661	17,448,361
Capgemini SE	126,373	29,465,486
Orange SA	1,397,343	15,237,954
Sanofi	176,002	17,678,364
Schneider Electric SE	137,557	23,717,313
		103,547,478
Germany — 3.5%
Bayer AG, Registered	314,412	17,719,522
Deutsche Boerse AG.	109,881	18,241,022
Deutsche Telekom AG, Registered	1,046,203	19,456,394
Infineon Technologies AG	510,431	23,904,165
Merck KGaA.	110,238	26,051,968
Siemens AG, Registered	130,792	21,264,409
Telefonica Deutschland Holding AG	6,282,159	16,367,650
		143,005,130
India — 1.9%
Infosys Ltd.	1,132,626	25,346,826
Tata Consultancy Services Ltd.	476,047	21,638,475
Wipro Ltd.	3,704,311	32,077,639
		79,062,940
Ireland — 0.6%
Seagate Technology Holdings PLC	284,961	25,381,476

Japan — 5.7%
Chugai Pharmaceutical Co. Ltd.	378,300	14,144,396
Fanuc Corp.	72,400	14,307,767
Mitsubishi Electric Corp.	1,247,900	16,758,590
Security	Shares	Value

Japan (continued)
Murata Manufacturing Co. Ltd.	210,000	$15,577,495
Nabtesco Corp.	434,400	14,097,834
Nidec Corp.	151,100	16,735,508
Omron Corp.	201,900	19,308,633
Rakuten Group Inc.	1,827,600	20,008,612
SoftBank Group Corp.	251,311	13,605,315
Taiyo Yuden Co. Ltd.	402,200	20,386,078
Takeda Pharmaceutical Co. Ltd.	489,404	13,735,520
TDK Corp.	392,700	14,275,818
Tokyo Electron Ltd.	50,700	23,627,868
Yaskawa Electric Corp.	379,800	16,449,920
		233,019,354
Netherlands — 4.5%
Adyen NV(a)(b)	8,600	25,948,859
ASM International NV	90,541	40,977,461
ASML Holding NV	38,790	31,532,375
Koninklijke KPN NV	6,016,835	17,977,904
NXP Semiconductors NV	114,352	22,968,743
QIAGEN NV(a)	379,350	20,869,574
Wolters Kluwer NV	232,382	24,334,677
		184,609,593
Singapore — 1.3%
Keppel DC REIT(c)	9,631,300	17,053,951
Singapore Exchange Ltd.	2,168,800	15,564,846
Singapore Technologies Engineering Ltd.	6,834,100	19,407,653
		52,026,450
South Korea — 0.7%
Samsung Electronics Co. Ltd.	267,547	16,018,872
SK Hynix Inc.	163,401	14,403,891
		30,422,763
Spain — 0.8%
Grifols SA	623,507	14,267,721
Telefonica SA	3,866,399	16,794,315
		31,062,036
Sweden — 1.8%
Elekta AB, Class B	1,413,234	16,456,311
Millicom International Cellular SA, SDR(a)	456,948	16,000,210
Swedish Orphan Biovitrum AB(a)	926,058	25,165,923
Telefonaktiebolaget LM Ericsson, Class B	1,482,213	16,178,955
		73,801,399
Switzerland — 2.5%
ABB Ltd., Registered	664,986	21,999,880
Novartis AG, Registered	209,416	17,321,363
Roche Holding AG, NVS	50,713	19,645,910
STMicroelectronics NV	505,794	24,014,487
Swisscom AG, Registered	34,276	18,664,116
		101,645,756
Taiwan — 2.0%
Advantech Co. Ltd.	1,630,000	21,317,160
MediaTek Inc.	698,000	22,973,053
Taiwan Semiconductor Manufacturing Co. Ltd.	979,000	20,774,664
Win Semiconductors Corp.	1,427,000	18,417,333
		83,482,210
United Kingdom — 2.8%
AstraZeneca PLC	167,859	20,999,380
BT Group PLC(a)	9,786,292	18,592,281
GlaxoSmithKline PLC	958,126	19,891,490
London Stock Exchange Group PLC	156,323	15,217,067

Schedule of Investments (unaudited) (continued)	iShares® Exponential Technologies ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
RELX PLC	741,731	$22,999,135
Vodafone Group PLC	10,069,509	14,840,957
		112,540,310
United States — 59.1%
3M Co.	102,242	18,268,600
AbbVie Inc.	168,449	19,316,047
Accenture PLC, Class A	73,062	26,213,915
Advanced Micro Devices Inc.(a)	201,245	24,195,686
Albemarle Corp.	128,380	32,155,339
Align Technology Inc.(a)	35,719	22,301,872
Alnylam Pharmaceuticals Inc.(a)	147,224	23,491,061
Alphabet Inc., Class A(a)	10,192	30,177,697
Amazon.com Inc.(a)	5,835	19,678,129
Amgen Inc.	77,944	16,132,070
Amphenol Corp., Class A.	263,635	20,239,259
Analog Devices Inc.	135,289	23,471,289
Apple Inc.	158,002	23,668,700
Applied Materials Inc.	206,151	28,170,534
Arista Networks Inc.(a)	66,252	27,142,782
Berkshire Hathaway Inc., Class B(a)	79,722	22,881,011
Biogen Inc.(a)	74,220	19,792,990
BioMarin Pharmaceutical Inc.(a)	236,482	18,736,469
BlackRock Inc.(d)	25,901	24,436,557
Boston Scientific Corp.(a)	545,157	23,512,621
Bristol-Myers Squibb Co.	307,296	17,946,086
Broadcom Inc.	42,804	22,757,603
Broadridge Financial Solutions Inc.	122,295	21,818,651
Cadence Design Systems Inc.(a)	156,909	27,162,517
Capital One Financial Corp.	191,581	28,934,478
Cisco Systems Inc.	404,271	22,627,048
Cognizant Technology Solutions Corp., Class A	230,701	18,015,441
CoreSite Realty Corp.	150,683	21,466,300
Corning Inc.	480,411	17,088,219
Crowdstrike Holdings Inc., Class A(a)	109,122	30,750,580
CyrusOne Inc.	274,640	22,525,973
Dell Technologies Inc., Class C(a)	252,450	27,766,975
Dexcom Inc.(a)	54,433	33,923,190
Digital Realty Trust Inc.	139,237	21,972,991
Eli Lilly & Co.	114,254	29,107,349
Emerson Electric Co.	219,470	21,290,785
Envestnet Inc.(a)	204,040	17,037,340
Equinix Inc.	26,640	22,299,545
Exelixis Inc.(a)	962,080	20,694,341
First Solar Inc.(a)	210,291	25,148,701
General Electric Co	199,371	20,908,037
Gentex Corp.	538,845	19,069,724
Gilead Sciences Inc.	297,233	19,284,477
Hewlett Packard Enterprise Co.	1,500,980	21,989,357
Honeywell International Inc.	84,181	18,403,650
HP Inc.	791,242	23,998,370
Hubbell Inc.	111,398	22,209,419
Illumina Inc.(a)	53,517	22,212,766
Incyte Corp.(a)	225,617	15,111,827
Intel Corp.	364,966	17,883,334
International Business Machines Corp.	144,390	18,063,189
Intuitive Surgical Inc.(a)	71,384	25,778,904
Ionis Pharmaceuticals Inc.(a)	387,020	12,334,327
Jazz Pharmaceuticals PLC(a)	125,249	16,663,127
Johnson & Johnson	113,591	18,501,702
KLA Corp.	70,530	26,290,763
Security	Shares	Value

United States (continued)
Laboratory Corp. of America Holdings(a)	89,572	$25,708,955
Lam Research Corp.	36,700	20,683,019
Lincoln Electric Holdings Inc.	149,052	21,225,005
Marvell Technology Inc.	423,284	28,994,954
Mastercard Inc., Class A	55,944	18,770,331
Medtronic PLC	165,321	19,815,375
MercadoLibre Inc.(a)	11,812	17,493,808
Merck & Co. Inc.	238,941	21,038,755
Meta Platforms Inc, Class A(a)	65,342	21,142,711
Microchip Technology Inc.	265,068	19,638,888
Micron Technology Inc.	262,120	18,112,492
Microsoft Corp.	84,378	27,981,432
Monolithic Power Systems Inc.	58,624	30,804,567
Nektar Therapeutics(a)	1,085,542	16,456,817
NVIDIA Corp.	141,664	36,219,235
Okta Inc.(a)	78,310	19,356,666
ON Semiconductor Corp.(a)	601,542	28,916,124
Palantir Technologies Inc., Class A(a)	680,492	17,611,133
Palo Alto Networks Inc.(a)	60,303	30,699,654
PayPal Holdings Inc.(a)	85,885	19,975,992
Pfizer Inc.	449,173	19,646,827
Premier Inc., Class A.	499,279	19,446,917
Qorvo Inc.(a)	112,161	18,868,845
QUALCOMM Inc.	114,995	15,298,935
Quest Diagnostics Inc.	145,790	21,399,056
Redfin Corp.(a)	324,488	16,659,214
Regeneron Pharmaceuticals Inc.(a)	37,101	23,742,414
Rockwell Automation Inc.	71,655	22,886,607
salesforce.com Inc.(a)	84,720	25,389,737
Seagen Inc.(a)	101,504	17,898,200
ServiceNow Inc.(a)	34,276	23,916,422
Skyworks Solutions Inc.	121,708	20,341,058
Splunk Inc.(a)	120,551	19,869,216
Square Inc., Class A(a)(c)	88,046	22,407,707
Stryker Corp.	75,502	20,088,817
Synopsys Inc.(a)	79,010	26,324,552
TE Connectivity Ltd.	151,579	22,130,534
Tesla Inc.(a)(c)	30,065	33,492,410
Texas Instruments Inc.	112,737	21,135,933
Thermo Fisher Scientific Inc.	38,995	24,686,565
T-Mobile U.S. Inc.(a)	138,444	15,925,213
United Therapeutics Corp.(a)	134,758	25,706,436
Verizon Communications Inc.	320,184	16,966,550
Vertex Pharmaceuticals Inc.(a)	81,634	15,096,576
Visa Inc., Class A	84,547	17,904,518
VMware Inc., Class A(a)	129,378	19,626,643
Western Digital Corp.(a)	354,169	18,519,497
Xilinx Inc.	127,654	22,977,720
Zebra Technologies Corp., Class A(a)	48,177	25,724,109
Zillow Group Inc., Class C, NVS(a)(c)	155,306	16,094,361
Zimmer Biomet Holdings Inc.	126,581	18,116,273
Zoetis Inc.	113,034	24,437,951
Zscaler Inc.(a)	102,818	32,784,547
		2,419,175,987
Total Common Stocks — 99.6%
(Cost: $2,923,945,611)	.	4,079,262,111

Schedule of Investments (unaudited) (continued)	iShares® Exponential Technologies ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	60,146,386	$60,176,459
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	6,340,000	6,340,000
		66,516,459
Total Short-Term Investments — 1.6%
(Cost: $66,506,747)		66,516,459

Total Investments in Securities — 101.2%
(Cost: $2,990,452,358)		4,145,778,570

Other Assets, Less Liabilities — (1.2)%		(50,135,067)

Net Assets — 100.0%		$4,095,643,503

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$29,091,609	$31,084,850	(a)	$—		$2,982	$(2,982)	$60,176,459	60,146,386	$29,761	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,950,000	—		(6,610,000	)(a)	—	—	6,340,000	6,340,000	70		—
BlackRock Inc.	21,333,249	1,188,605		—		—	1,914,703	24,436,557	25,901	103,708		—
						$2,982	$1,911,721	$90,953,016		$133,539		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Euro STOXX 50 Index	32	12/17/21	$1,569	$96,177
MSCI Emerging Markets Index	54	12/17/21	3,407	95,366
S&P 500 E-Mini Index	43	12/17/21	9,884	657,418
				$848,961

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Exponential Technologies ETF
October 31, 2021

Fair Value Measurements (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,535,124,413	$1,544,137,698	$—	$4,079,262,111
Money Market Funds	66,516,459	—	—	66,516,459
	$2,601,640,872	$1,544,137,698	$—	$4,145,778,570
Derivative financial instruments(a)
Assets
Futures Contracts	$752,784	$96,177	$—	$848,961

(a)      Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR                           American Depositary Receipt

NVS                            Non-Voting Shares

REIT                          Real Estate Investment Trust

SDR                           Swedish Depositary Receipt

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